Unaudited Interim Condensed Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 4,355	$ 496
Restricted cash	857
Other accounts receivable	371	188
Total current assets	5,583	684
Non-Current Assets:
Right of use assets, net	232	258
Property, plant and equipment, net	79	45
Total non-current assets	311	303
Total Assets	5,894	987
Current Liabilities:
Trade accounts payables	9	3
Other accounts payable	467	549
Lease liabilities	206	180
Financial Liabilities at Fair Value	14,282	219
Total current liabilities	14,964	951
Non-Current Liabilities:
Lease liabilities	37	95
Financial Liabilities at Fair Value		1,273
Loan from the Israeli Innovation Authority	458	372
Total non- current liabilities	495	1,740
Deficit:
Share capital and premium	8,091	8,053
Foreign exchange reserve	(668)	(635)
share base compensation	3,138	2,714
Accumulated deficit	(20,126)	(11,836)
Total deficit	(9,565)	(1,704)
Total Liabilities And Deficit	$ 5,894	$ 987